Going Concern (Details Narrative) - USD ($)	Sep. 02, 2026	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Cash balance		$ 2,168,000	$ 4,088,000	$ 5,825,000	$ 9,521,000
Eos SENOLYTIXS Inc [Member]
Restructuring Cost and Reserve [Line Items]
Cash Equivalents, at Carrying Value			1,700,000
Cash balance		$ 974,756
Eos SENOLYTIXS Inc [Member] | Subsequent Event [Member]
Restructuring Cost and Reserve [Line Items]
Cash Equivalents, at Carrying Value	$ 1,200,000